Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
OPERATING ACTIVITIES:
Net income	$ 581,045	$ 434,186	$ 156,312
Adjustment for (income) loss from discontinued operations	(7,436)	482	129,769
Income from continuing operations	573,609	434,668	286,081
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	387,549	315,468	262,658
Provision for bad debt	205	106	206
Stock-based compensation	18,078	12,101	15,855
Gain on sale of investment securities		(913)
Income from asset sales	(19,223)	(13,903)	(4,992)
Deferred income tax expense	196,931	187,651	105,691
Other			79
Change in assets and liabilities:
Accounts receivable	(160,154)	(2,987)	(223,916)
Inventories	(22,170)	(11,005)	(3,858)
Prepaid expenses and other	(27,758)	12,623	(12,800)
Accounts payable	54,906	17,362	16,760
Accrued liabilities	195	20,483	14,031
Deferred income taxes	(180)	251	2,453
Other noncurrent liabilities	(1,592)	6,129	8,402
Net cash provided by operating activities from continuing operations	1,000,396	978,034	466,650
Net cash used in operating activities from discontinued operations	(64)	(482)	(4,362)
Net cash provided by operating activities	1,000,332	977,552	462,288
INVESTING ACTIVITIES:
Capital expenditures	(1,097,680)	(694,264)	(329,572)
Acquisition of TerraVici Drilling Solutions		(4,000)
Proceeds from asset sales	39,894	26,795	7,867
Purchase of short-term investments			(16)
Proceeds from sale of investments		3,932	12,516
Net cash used in investing activities from continuing operations	(1,057,786)	(667,537)	(309,205)
Net cash provided by (used in) investing activities from discontinued operations	7,500		(55)
Net cash used in investing activities	(1,050,286)	(667,537)	(309,260)
FINANCING ACTIVITIES:
Decrease in long-term debt	(115,000)
Proceeds from line of credit	20,000	10,000	895,000
Payments on line of credit	(20,000)	(20,000)	(1,060,000)
Decrease in bank overdraft			(2,038)
Repurchase of common stock	(77,610)
Dividends paid	(30,049)	(26,741)	(22,254)
Exercise of stock options	2,673	15,441	(202)
Tax withholdings related to net share settlements of restricted stock operations	(1,514)
Excess tax benefit from stock-based compensation	3,303	12,511	3,344
Net cash used in financing activities	(218,197)	(8,789)	(186,150)
Net increase (decrease) in cash and cash equivalents	(268,151)	301,226	(33,122)
Cash and cash equivalents, beginning of period	364,246	63,020	96,142
Cash and cash equivalents, end of period	$ 96,095	$ 364,246	$ 63,020